UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                               APRIL 30, 2005
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.0%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
CONSUMER DISCRETIONARY -- 12.8%
    AC Moore Arts & Crafts*                                            1,600  $        41,616
    ADVO                                                               2,900           83,549
    CBRL Group                                                         1,500           57,795
    Harte-Hanks                                                        3,900          111,150
    Linens 'n Things*                                                  1,300           30,329
    Regis                                                              4,300          153,639
    Ruby Tuesday                                                       4,900          110,250
    Timberland, Cl A*                                                    750           51,788
    UniFirst                                                           2,200           82,368
    VCA Antech*                                                        5,000          116,400
                                                                              ---------------
                                                                                      838,884
                                                                              ---------------
CONSUMER STAPLES -- 8.5%
    Casey's General Stores                                             3,900           65,832
    Central Garden and Pet*                                            1,500           62,385
    Hain Celestial Group*                                              7,300          129,575
    Lancaster Colony                                                   2,400           99,744
    Matthews International, Cl A                                       1,500           53,415
    Performance Food Group*                                            5,400          145,206
                                                                              ---------------
                                                                                      556,157
                                                                              ---------------
ENERGY -- 6.2%
    Cabot Oil & Gas                                                    1,400           41,216
    Comstock Resources*                                                1,500           37,950
    Core Laboratories*                                                 2,500           59,000
    Encore Acquisition*                                                1,000           36,720
    Magnum Hunter Resources*                                           4,850           69,985
    Range Resources                                                    2,000           45,300
    Remington Oil & Gas*                                               1,400           40,838
    Superior Energy Services*                                          5,000           74,400
    Tel Offshore Trust*                                                   70              517
                                                                              ---------------
                                                                                      405,926
                                                                              ---------------
FINANCIALS -- 13.1%
    BankAtlantic Bancorp, Cl A                                         1,950           33,267
    Cathay General Bancorp                                             1,200           39,444
    CVB Financial                                                      2,400           41,280
    East West Bancorp                                                  1,400           44,968
    First Midwest Bancorp                                                950           31,027
    Frontier Financial                                                 1,350           48,694
    Glacier Bancorp                                                    1,700           45,509
    Hanmi Financial                                                    2,900           42,485
    HCC Insurance Holdings                                             4,000          142,280
    Healthcare Realty Trust                                            3,000          115,830
    Independent Bank                                                   1,200           32,928
    Main Street Banks                                                  1,450           34,351
    RLI                                                                1,400           60,060
    Sun Communities                                                    3,000          104,550
    UCBH Holdings                                                      2,900           45,617
                                                                              ---------------
                                                                                      862,290
                                                                              ---------------
HEALTH CARE -- 16.4%
    Advanced Neuromodulation Systems*                                  2,500           75,275



THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                               APRIL 30, 2005
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
HEALTH CARE -- CONTINUED
    Advisory Board*                                                    1,100   $       44,770
    ANDRX*                                                             2,900           57,739
    ArthroCare*                                                        2,700           79,326
    Bio-Rad Laboratories, Cl A*                                        1,450           70,093
    Biosite*                                                           1,175           66,975
    Cerner*                                                            1,200           69,672
    Diagnostic Products                                                1,500           72,750
    Integra LifeSciences Holdings*                                     1,400           49,602
    Kyphon*                                                            2,500           65,375
    LifePoint Hospitals*                                               1,950           86,677
    Millipore*                                                         1,000           48,220
    Salix Pharmaceuticals*                                             2,500           35,750
    Serologicals*                                                      3,400           73,202
    STERIS*                                                            1,750           41,440
    Sybron Dental Specialties*                                         2,450           91,263
    Wilson Greatbatch Technologies*                                    2,500           47,950
                                                                              ---------------
                                                                                    1,076,079
                                                                              ---------------
INDUSTRIALS -- 16.5%
    ABM Industries                                                     4,900           89,033
    Agco*                                                              4,000           68,800
    CLARCOR                                                            2,000          101,220
    CoStar Group*                                                      2,000           79,100
    Education Management*                                              3,500           98,000
    First Advantage, Cl A*                                             2,800           58,800
    G&K Services, Cl A                                                 1,950           74,841
    Harsco                                                             1,500           80,475
    HEICO, Cl A                                                        5,000           76,000
    MSC Industrial Direct, Cl A                                        2,500           67,175
    Teleflex                                                           2,900          155,063
    Waste Connections*                                                 2,450           86,289
    West*                                                              1,500           48,585
                                                                              ---------------
                                                                                    1,083,381
                                                                              ---------------
INFORMATION TECHNOLOGY -- 13.4%
    Bisys Group*                                                       4,900           69,188
    Ceridian*                                                          7,800          131,586
    Digital Insight*                                                   4,800           96,336
    Euronet Worldwide*                                                 3,000           88,680
    FactSet Research Systems                                           3,000           83,280
    FileNET*                                                           1,000           26,500
    Kanbay International*                                              1,000           17,980
    MAXIMUS*                                                           1,700           52,190
    Methode Electronics                                                5,900           66,493
    Mettler-Toledo International*                                      2,500          114,625
    MRO Software*                                                      1,500           19,185
    Open Solution*                                                     1,450           27,115
    Perot Systems, Cl A*                                               2,800           35,364
    SPSS*                                                              3,000           48,270
                                                                              ---------------
                                                                                      876,792
                                                                              ---------------
MATERIALS -- 3.1%
    AptarGroup                                                         2,400          115,752


THE ADVISORS' INNER CIRCLE FUND II                                            CHAMPLAIN SMALL
                                                                                 COMPANY FUND
                                                                               APRIL 30, 2005
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                  SHARES/
                                                                FACE AMOUNT        VALUE
                                                              --------------  ---------------
MATERIALS -- CONTINUED
    Macdermid                                                          2,900  $        88,015
                                                                              ---------------
                                                                                      203,767
                                                                              ---------------

    TOTAL COMMON STOCK                                                              5,903,276
        (Cost $6,049,633)                                                     ---------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.8%
---------------------------------------------------------------------------------------------
    Morgan Stanley
    2.500%, dated 04/29/05, to be repurchased on 05/02/05,
    repurchase price $579,186 (collateralized by U.S.
    Treasury Bond, par value $457,321, 3.625%, 01/15/08,
    total market value $590,660)
    (Cost $579,067)                                           $      579,067          579,067
                                                                              ---------------

    TOTAL INVESTMENTS -- 98.8%                                                     $6,482,343
        (Cost $6,628,700) +                                                   ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $6,562,648.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

       + AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $6,628,700, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $205,489 AND $(351,846), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ----------------------------------
                                          James F. Volk
                                          President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ----------------------------------
                                          James F. Volk
                                          President

Date:  June 27, 2005

By (Signature and Title)*                 /s/ Peter J. Golden
                                          ----------------------------------
                                          Peter J. Golden
                                          Controller and Chief Financial Officer

Date:  June 27, 2005

* Print the name and title of each signing officer under his or her signature.